Dividends	12 Months Ended
Dec. 31, 2025
Final Dividends Abstract
Dividends

25. Dividends

	Year ended December 31,
	2025	2024
	$'m	$'m
Cash dividends on Ordinary Shares declared and paid:
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	60
Cash dividends on Preferred Shares declared and paid:
Interim dividend	6	6
Interim dividend	6	6
Interim dividend	6	6
Interim dividend	4	6
	262	264

2025

On February 25, 2025, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on March 27, 2025, to shareholders of record on March 13, 2025. On February 25, 2025, the Board approved an interim dividend on the annual 9% dividend of the Preferred Shares. The interim dividend of €6 million ($6 million) was paid on March 27, 2025.

On April 22, 2025, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on May 15, 2025 to shareholders of record on May 5, 2025. On April 22, 2025, the Board approved an interim dividend on the annual 9% dividend of the Preferred Shares. The interim dividend of €6 million ($6 million) was paid on May 15, 2025.

On July 22, 2025, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on August 19, 2025 to shareholders of record on August 7, 2025. On July 22, 2025, the Board approved an interim dividend on the annual 9% dividend of the Preferred Shares. The interim dividend of €6 million ($6 million) was paid on August 19, 2025.

On October 21, 2025, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on November 13, 2025 to shareholders of record on November 3, 2025. On October 21, 2025, the Board approved an interim dividend on the annual 9% dividend of the Preferred Shares to be paid on November 13, 2025. The net pro-rata dividend up to the redemption date of the Preferred Shares (note 18), amounted to €4 million ($4 million).

2024

On February 20, 2024, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on March 27, 2024 to shareholders of record on March 13, 2024. On February 20, 2024, the Board approved an interim dividend on the annual 9% dividend of the Preferred Shares. The interim dividend of €6 million ($6 million) was paid on March 27, 2024.

On April 23, 2024, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on June 26, 2024 to shareholders of record on June 12, 2024. On April 23, 2024, the Board approved an interim dividend on the annual 9% dividend of the Preferred Shares. The interim dividend of €6 million ($6 million) was paid on June 26, 2024.

On July 23, 2024, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on September 26, 2024 to shareholders of record on September 12, 2024. On July 23, 2024, the Board approved an interim dividend on the annual 9% dividend of the Preferred Shares. The interim dividend of €6 million ($6 million) was paid on September 26, 2024.

On October 22, 2024, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on December 19, 2024 to shareholders of record on December 5, 2024. On October 22, 2024, the Board approved an interim dividend on the annual 9% dividend of the Preferred Shares. The interim dividend of €6 million ($6 million) was paid on December 19, 2024.